Consolidated Statements of Equity - USD ($) $ in Millions	Total		Cumulative Effect of Change in Accounting Principle	Total Stockholders' Equity		Total Stockholders' Equity Cumulative Effect of Change in Accounting Principle	Common Stock		Additional Paid-In Capital		Treasury Stock at Cost		Shares Held In Trust		Equity Compensation Reserve		Accumulated Other Comprehensive Income		Retained Earnings		Retained Earnings Cumulative Effect of Change in Accounting Principle	Non-Controlling Interests
Balance at Dec. 31, 2019	$ 7,322		$ (56)	$ 6,838		$ (56)	$ 1		$ 3,077		$ 0		$ (4)		$ 0		$ 2,398		$ 1,366		$ (56)	$ 484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,637)			(1,634)															(1,634)			(3)
Other comprehensive income (loss)	1,423			1,423													1,423
Change in equity of noncontrolling interests	13																					13
Common stock issuance - debt restructure	2,350			2,350					2,350
Common stock issuance - Athene	500			500					500
Shares acquired at cost	(18)			(18)									(18)
Shares distributed at cost	18			18									18
Reserve for equity compensation plans	8			8											8
Balance at Dec. 31, 2020	9,923		$ (2,988)	9,429		$ (2,988)	1		5,927		0		(4)		8		3,821		(324)		$ (2,603)	494
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	3,679	[1]		3,417															3,417			262
Other comprehensive income (loss)	(2,076)	[1]		(2,076)													(2,076)
Change in equity of noncontrolling interests	(76)																					(76)
Dividends on common stock	(50)			(50)															(50)
Purchase of treasury stock	(211)			(211)							(211)
Shares sold in connection with demerger	5			5					1				4
Share-based compensation	123			123					123
Reserve for equity compensation plans	(8)			(8)											(8)
Balance at Dec. 31, 2021	8,321	[2]		7,641	[3]		1	[3]	6,051	[3]	(211)	[3]	0	[3]	0	[3]	1,360	[3]	440	[3]		680	[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	3,679
Other comprehensive income (loss)	(2,076)
Balance at Jan. 01, 2022	8,321
Balance at Dec. 31, 2021	8,321	[2]		7,641	[3]		1	[3]	6,051	[3]	(211)	[3]	0	[3]	0	[3]	1,360	[3]	440	[3]		680	[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	6,229	[4]		6,186															6,186			43
Other comprehensive income (loss)	(4,738)	[1]		(4,738)													(4,738)
Change in equity of noncontrolling interests	9																					9
Dividends on common stock	(199)			(199)															(199)
Purchase of treasury stock	(321)			(321)							(321)
Share-based compensation	77			77					12		89								(24)
Balance at Dec. 31, 2022	9,378	[2]		$ 8,646	[3]		$ 1	[3]	$ 6,063	[3]	$ (443)	[3]	$ 0	[3]	$ 0	[3]	$ (3,378)	[3]	$ 6,403	[3]		$ 732	[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	6,229
Other comprehensive income (loss)	(4,738)
Balance at Jan. 01, 2023	$ 9,378

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[4]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.